DEBT - Schedule of Debt Maturities (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Debt Disclosure [Abstract]
2020 (remaining six months)	$ 46,894
2021	366,987
2022	70,636
2023	288,750
2024	254,369
Thereafter	67,119
Total debt	1,094,755
Deferred charges	(7,020)
Total debt	$ 1,087,735